Schedule of operating segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	$ 2,545	$ 61	$ 16
Gross profit/(loss)	611	11	43
General and administrative expenses	(26,513)	(11,099)	(7,521)
Other gains	1,272	16	89
Other income	220
Operating loss	(25,340)	(11,589)	(8,519)
Restructuring and other non-recurring costs	(1,451)	(412)	(1,392)
Loss before income tax	(48,735)	(17,997)	(44,216)
Income tax	(1,618)	691	(1,603)
Loss from continuing operations	(50,353)	(17,306)	(45,819)
Other gains	1,272	16	89
Assets	156,425	92,737	37,433
Liabilities	(119,491)	(75,499)	(77,969)
Aggregate continuing and discontinued operations [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	2,545	61	11,827
Costs of sales - other	(1,934)	(50)	(10,241)
Gross profit/(loss)	611	11	1,586
General and administrative expenses	(26,513)	(11,099)	(8,749)
Other gains	1,881	16
Other income	218	1,648	99
Depreciation and amortization	(928)	(517)	(1,569)
Operating loss	(24,731)	(9,941)	(8,540)
Restructuring and other non-recurring costs	(1,451)	(412)	(1,390)
Impairment losses	(616)	(2,531)	(30,238)
Finance expense - net	(6,563)	(3,465)	(4,929)
Fair value loss on instruments	(14,753)
Loss before income tax	(48,114)	(16,349)	(45,097)
Income tax	(1,618)	691	(1,603)
Loss from continuing operations	(49,732)	(15,658)	(46,700)
Other gains			93
Critical power services segment [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers
Costs of sales - other			(52)
Gross profit/(loss)			(52)
General and administrative expenses	(351)	(8)	(53)
Other gains	4,132
Other income
Depreciation and amortization			(448)
Operating loss	3,781	(8)	(506)
Restructuring and other non-recurring costs	(133)	(1,185)
Impairment losses			48,315
Finance expense - net	(443)	(175)	(3,741)
Fair value loss on instruments
Loss before income tax	3,205	(1,368)	44,068
Income tax			(797)
Loss from continuing operations	3,205	(1,368)	43,271
Other gains			47
Assets	1,051	224	5,958
Liabilities	(825)	(1,518)	(8,596)
Net assets/(liabilities)	226	(1,294)	(2,638)
Critical power services segment [member] | Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers			11,811
Costs of sales - other			(10,268)
Gross profit/(loss)			1,543
General and administrative expenses			(1,228)
Other gains	609
Other income		1,648	99
Depreciation and amortization			(439)
Operating loss	609	1,648	(21)
Restructuring and other non-recurring costs			2
Impairment losses			(552)
Finance expense - net	12		(310)
Fair value loss on instruments
Loss before income tax	621	1,648	(881)
Income tax
Loss from continuing operations	621	1,648	(881)
Other gains			4
Solar development segment [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers
Costs of sales - other
Gross profit/(loss)
General and administrative expenses		(7)	(344)
Other gains
Other income
Depreciation and amortization	(13)
Operating loss	(13)	(7)	(344)
Restructuring and other non-recurring costs
Impairment losses		(1,549)	(11,187)
Finance expense - net			(2)
Fair value loss on instruments
Loss before income tax	(13)	(1,556)	(11,533)
Income tax
Loss from continuing operations	(13)	(1,556)	(11,533)
Other gains
Assets	29	42	1,549
Liabilities	(59)	(62)	(284)
Net assets/(liabilities)	(30)	(20)	1,265
Electric vehicles segment [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	94	53	16
Costs of sales - other	(59)	(50)	102
Gross profit/(loss)	35	3	118
General and administrative expenses	(2,835)	(2,868)	(1,794)
Other gains	61
Other income	73
Depreciation and amortization	(347)	(509)	(671)
Operating loss	(3,013)	(3,374)	(2,337)
Restructuring and other non-recurring costs	6	(176)
Impairment losses	(47)	(982)	(366)
Finance expense - net	(1,806)	1,466	(2,726)
Fair value loss on instruments
Loss before income tax	(4,860)	(3,066)	(5,429)
Income tax		552	277
Loss from continuing operations	(4,860)	(2,514)	(5,152)
Other gains			10
Assets	31,468	33,875	20,674
Liabilities	(38,530)	(22,344)	(17,550)
Net assets/(liabilities)	(7,062)	11,531	3,124
Sustainable energy solutions segment [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers
Costs of sales - other			(23)
Gross profit/(loss)			(23)
General and administrative expenses	(1)	37	(324)
Other gains	192	16
Other income
Depreciation and amortization	(1)	(3)	(3)
Operating loss	190	50	(318)
Restructuring and other non-recurring costs	(2)	2,072
Impairment losses			10,787
Finance expense - net	(2)	(39)	(68)
Fair value loss on instruments
Loss before income tax	186	2,083	10,491
Income tax			(1,083)
Loss from continuing operations	186	2,083	9,408
Other gains			32
Assets	87	84	72
Liabilities	(72)	(154)	(1,026)
Net assets/(liabilities)	15	(70)	(954)
Corporate office segment [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers
Costs of sales - other
Gross profit/(loss)
General and administrative expenses	(22,813)	(8,253)	(5,006)
Other gains	(3,113)
Other income
Depreciation and amortization	(400)	(1)	(8)
Operating loss	(26,326)	(8,254)	(5,014)
Restructuring and other non-recurring costs	(1,322)	(1,123)	(1,392)
Impairment losses	(569)		(77,325)
Finance expense - net	(4,353)	(4,717)	1,918
Fair value loss on instruments	(14,753)
Loss before income tax	(47,323)	(14,094)	(81,813)
Income tax	(1,833)	139
Loss from continuing operations	(49,156)	(13,955)	(81,813)
Other gains
Assets	101,772	58,508	9,180
Liabilities	(64,330)	(51,421)	(50,513)
Net assets/(liabilities)	37,442	7,087	(41,333)
Data Center Segment [Member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	2,451	8
Costs of sales - other	(1,875)
Gross profit/(loss)	576	8
General and administrative expenses	(513)
Other gains
Other income	145
Depreciation and amortization	(167)	(4)
Operating loss	41	4
Restructuring and other non-recurring costs
Impairment losses
Finance expense - net	29
Fair value loss on instruments
Loss before income tax	70	4
Income tax	215
Loss from continuing operations	285	4
Assets	22,018
Liabilities	(15,675)
Net assets/(liabilities)	6,343
Total segment [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	2,545	61	16
Costs of sales - other	(1,934)	(50)	27
Gross profit/(loss)	611	11	43
General and administrative expenses	(26,513)	(11,099)	(7,521)
Other gains	1,272	16
Other income	218
Depreciation and amortization	(928)	(517)	(1,130)
Operating loss	(25,340)	(11,589)	(8,519)
Restructuring and other non-recurring costs	(1,451)	(412)	(1,392)
Impairment losses	(616)	(2,531)	(29,686)
Finance expense - net	(6,575)	(3,465)	(4,619)
Fair value loss on instruments	(14,753)
Loss before income tax	(48,735)	(17,997)	(44,216)
Income tax	(1,618)	691	(1,603)
Loss from continuing operations	(50,353)	(17,306)	(45,819)
Other gains			89
Reportable segments [member]
IfrsStatementLineItems [Line Items]
Assets	156,425	92,737	37,433
Liabilities	(119,491)	(75,499)	(77,969)
Net assets/(liabilities)	$ 36,934	17,238	$ (40,536)
Digital Assets Segment [Member]
IfrsStatementLineItems [Line Items]
Assets		4
Liabilities
Net assets/(liabilities)		$ 4